Intangible Assets, net	12 Months Ended
Dec. 31, 2020
Intangible Assets, net
Intangible Assets, net

6.Intangible Assets, net

Intangible assets, net consist of the following:

	As of December 31,
	2019	2020
	US$	US$
Purchased software	314,468	566,123
Others	—	8,964
Less: Accumulated amortization	(46,732)	(178,592)
Intangible Assets, net	267,736	396,495

Amortization expense of intangible assets for the years ended December 31, 2018, 2019 and 2020 amounted to nil, US$46,732 and US$130,004, respectively. Estimated amortization expenses of the existing intangible assets for each of the five years ending December 31, 2025 and thereafter is US$152,963, US$144,039, US$73,569, US$16,960, and nil, respectively.